Prepayments and other assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayment and other assets
Balance at the beginning of the year	¥ 1,113	¥ 1,411	¥ 1,324
Provision (Reversal) for the year	3,142	(493)	2,701
Write-off			(2,614)
Collection of previously written-off debtors		195
Balance at the end of the year	¥ 4,255	¥ 1,113	¥ 1,411